ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

7. ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Accounts receivable	1,445,553	1,760,054	283,669
Allowance for doubtful accounts	(75,522)	(40,294)	(6,494)

Accounts receivable, net	1,370,031	1,719,760	277,175

The following table presents movement of the allowance for doubtful accounts:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Balance at the beginning of the year	12,919	75,522	12,172
Provisions	62,603	(14,356)	(2,314)
Write-offs	—	(20,872)	(3,364)

Balance at the end of the year	75,522	40,294	6,494